Other assets	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Other assets

17. Other assets

	2024	2023

Deferred expenses (i)	254,791	230,676
Taxes recoverable (ii)	218,790	428,742
Advances to suppliers and employees	72,950	96,395
Prepaid expenses (iii)	80,193	81,687
Judicial deposits (note 26)	5,711	3,506
Other assets	31,143	95,203
Total	663,578	936,209

(i)	Refers to credit card issuance costs, including printing, packing, and shipping costs, among others. The expenses are amortized based on the card’s estimated useful life methodology, adjusted for any cancellations.
(ii)	The current income tax assets and liabilities are presented offset on December 31, 2024 and the change in presentation did not impact the Consolidated Statements of income.
(iii)	Prepaid expenses refer to invoices related to the cloud savings plan, in accordance with the supplier contract.